STOCKHOLDERS EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Warrants
	Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2022	1,576,240	$17.13
Issued	17,333,332	2.25
Exercised	(17,187,332)	2.25
Outstanding at September 30, 2023	1,722,240	$15.87

	Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2021	1,046,438	$29.04
Issued	529,801	12.60
Amended and restated	(460,306)	34.46
Amended and restated	460,306	12.60
Outstanding at December 31, 2022	1,576,240	$17.13

Schedule of Black-Scholes Option Pricing model
Remaining contractual term	5 Years
Risk free interest rate	2.23%
Expected dividends	-
Expected Volatility	105.69%

Schedule of outstanding stock options
	Outstanding Options
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Balances at December 31, 2021	-	$-
Options granted	28,563	$12.40
Options cancelled/forfeited	(400)	$12.40
Balances at December 31, 2022	28,163	$12.40	$-	(1)
	Outstanding Options
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Balances at December 31, 2020	19,675	$23.60
Options granted	18,939	$37.60
Options exercised	(850)	$23.60
Options cancelled/forfeited	(4,600)	$31.80
Balances at December 31, 2021	33,164	$38.00
Options cancelled/forfeited	(9,791)	$32.42
Balances at December 31, 2022	23,373	$40.13	$-	(1)
	Outstanding Options
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Balances at December 31, 2020	2,883	$926.80
Options cancelled	(1,067)	$1,065.60
Balances at December 31, 2021	1,816	$845.20
Options cancelled	(880)	$558.34
Balances at December 31, 2022	936	$1,122.75	$-	(1)

Options outstanding
			Options Outstanding at December 31, 2022		Options Exercisable and Vested at December 31, 2022
Exercise Price			Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Exercise Price
$12.40	to	$37.00	47,847	8.7	11,549	$25.89
$39.40	to	$224.00	3,789	6.4	3,789	$97.49
$828.00	to	$1,264.00	603	3.5	603	$994.17
$1,368.00		$2,260.00	238	1.4	238	$1,825.97
			52,477	8.4	16,179	$105.22

Options outstanding that have vested and are expected
	Number of Options	WA Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (Years)

Vested	16,179	$105.22	$-	7.1
Vested & expected to vest	48,486	$46.78	$-	9.0

Shares available for grant
Shares Available for Grant
Balances, at December 31, 2021	-
Shares reserved under 2022 Plan	55,000
Shares rolled over from 2016 Plan	40,988
Options granted	(28,563)
Options cancelled/forfeited	10,191
Balances, at December 31, 2022	77,616

Schedule of Estimated fair value of options granted
	For the year ended December 31,
	2022	2021
Risk-free interest rate (weighted average)	3.08%	0.72%
Expected volatility (weighted average)	102.01%	101.60%
Expected term (in years)	7.0	6.7
Expected dividend yield	0.00%	0.00%

2022 Stock Incentive Plan
Summarizes shares available for grant
Shares Available for Grant
Balances, at December 31, 2022	77,616
Options cancelled/forfeited	2,359
Balances, at September 30, 2023	79,975

2022 Plan Stock Options
Schedule of outstanding stock options
	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balances at December 31, 2022	28,163	$12.40
Options cancelled/forfeited	(1,650)	$12.40
Balances at September 30, 2023	26,513	$12.40

2016 Plan Stock Options
Schedule of outstanding stock options
	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balances at December 31, 2022	23,373	$40.13
Options cancelled/forfeited	(709)	$23.60
Balances at September 30, 2023	22,664	$40.64

1999 Plan Stock Options
Schedule of outstanding stock options
	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balances at December 31, 2022	936	$1,122.75
Options cancelled/forfeited	(240)	$1,253.83
Balances at September 30, 2023	696	$1,076.36